Other Matters Other Matters - Sale of Bakken Saltwater Disposal Business (Details) - USD ($)		12 Months Ended
	Nov. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net		$ 335,809,000	$ 329,780,000	$ 134,370,000
Gain (loss) on disposition or impairment of assets, net		$ (34,296,000)	$ 17,118,000	$ 208,982,000
Water Solutions Bakken Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net	$ 85,000,000.0
Gain (loss) on disposition or impairment of assets, net	$ (33,400,000)
Number of saltwater wells sold	5